Fair Value (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents our financial assets and (liabilities) that are measured and reported at fair value in our Consolidated Balance Sheets on a recurring basis, by level within the fair value hierarchy (in thousands):

Fair Value at June 30, 2013	Level 1	Level 2	Level 3
Money market demand accounts and investment grade fixed income securities	$88,853	$—	$—
Short term investments	$—	$10,000	$—
Fair Value at December 31, 2012	Level 1	Level 2	Level 3
Money market demand accounts and investment grade fixed income securities	$60,425	$—	$—